Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Investments in debt instruments at FVTOCI
Corporate bonds	$56,593.6	$58,907.9
Agency bonds/Agency mortgage-backed securities	43,977.1	32,188.8
Government bonds	13,459.5	24,121.9
Asset-backed securities	8,368.3	7,523.4

	122,398.5	122,742.0

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	4,514.9	5,390.0
Publicly traded stocks	50.0	52.5

	4,564.9	5,442.5

	$126,963.4	$128,184.5

Current	$122,448.5	$122,794.5
Noncurrent	4,514.9	5,390.0

	$126,963.4	$128,184.5